Stock Subscription Agreement(Details)	12 Months Ended
Dec. 31, 2012
Stock Issued During Period, Shares, Issued for Cash	94,737
Issued Date 30 July 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	500,000
Issued Date 17 August 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	500,000
Issued Date 30 September 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	1,767,737
Issued Date 09 October 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	327,000
Issued December 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	3,094,737
Optics Member [Member] | Issued Date 30 July 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	125,000
Optics Member [Member] | Issued Date 17 August 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	125,000
Optics Member [Member] | Issued Date 30 September 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	250,000
Optics Member [Member] | Issued Date 09 October 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	94,737
Optics Member [Member] | Issued December 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	594,737
Surepure Us [Member] | Issued Date 30 July 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	375,000
Surepure Us [Member] | Issued Date 17 August 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	375,000
Surepure Us [Member] | Issued Date 30 September 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	1,517,737
Surepure Us [Member] | Issued Date 09 October 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	232,263
Surepure Us [Member] | Issued December 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	2,500,000